HODGES BLUE CHIP EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.6%
	AUTOMOTIVE - 3.9%
6,000	Tesla, Inc.(a)	$ 1,490,880

	BANKING - 4.0%
9,000	JPMorgan Chase & Company	1,530,900

	BEVERAGES - 3.1%
7,000	PepsiCo, Inc.	1,188,880

	BIOTECHNOLOGY & PHARMA- 7.1%
5,000	AbbVie, Inc.	774,850
10,000	Merck & Company, Inc.	1,090,200
8,000	Novo Nordisk A/S - ADR	827,600
		2,692,650
	DIVERSIFIED INDUSTRIALS - 4.0%
14,000	3M Company	1,530,480

	E-COMMERCE DISCRETIONARY - 3.2%
8,000	Amazon.com, Inc.(a)	1,215,520

	INSTITUTIONAL FINANCIAL SERVICES - 8.3%
4,500	Goldman Sachs Group, Inc. (The)	1,735,965
15,000	Morgan Stanley	1,398,750
		3,134,715
	INSURANCE - 3.0%
5,000	Chubb Ltd.	1,130,000

	LEISURE FACILITIES & SERVICES - 3.9%
5,000	McDonald's Corporation	1,482,550

	MACHINERY - 8.1%
5,000	Caterpillar, Inc.	1,478,350
4,000	Deere & Company	1,599,480
		3,077,830

HODGES BLUE CHIP EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.6% (Continued)
	OIL & GAS PRODUCERS - 9.8%
10,000	ConocoPhillips	$ 1,160,700
15,000	Exxon Mobil Corporation	1,499,700
15,000	ONEOK, Inc.	1,053,300
		3,713,700
	RETAIL - CONSUMER STAPLES - 7.7%
2,500	Costco Wholesale Corporation	1,650,200
8,000	Walmart, Inc.	1,261,200
		2,911,400
	RETAIL - DISCRETIONARY - 5.6%
3,250	Home Depot, Inc. (The)	1,126,288
4,500	Lowe's Companies, Inc.	1,001,475
		2,127,763
	SEMICONDUCTORS - 8.0%
4,000	NVIDIA Corporation	1,980,880
10,000	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,040,000
		3,020,880
	SOFTWARE - 6.0%
6,000	Microsoft Corporation	2,256,240

	TECHNOLOGY HARDWARE - 6.1%
12,000	Apple, Inc.	2,310,360

	TRANSPORTATION & LOGISTICS - 6.8%
30,000	Delta Air Lines, Inc.	1,206,900
5,500	Union Pacific Corporation	1,350,910
		2,557,810

	TOTAL COMMON STOCKS (Cost $23,995,244)	37,372,558

	TOTAL INVESTMENTS - 98.6% (Cost $23,995,244)	$ 37,372,558
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.4%	538,302
	NET ASSETS - 100.0%	$ 37,910,860

HODGES BLUE CHIP EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
Ltd.	- Limited Company

(a)	Non-income producing security.

HODGES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 87.0%
	APPAREL & TEXTILE PRODUCTS - 3.1%
200,000	On Holding A.G.(a)	$ 5,394,000

	BANKING - 1.5%
180,000	First Horizon Corporation	2,548,800

	BIOTECHNOLOGY & PHARMA - 1.5%
25,000	Novo Nordisk A/S - ADR	2,586,250

	CONSTRUCTION MATERIALS - 2.3%
20,000	Eagle Materials, Inc.	4,056,800

	E-COMMERCE DISCRETIONARY - 2.7%
750,000	Solo Brands, Inc., Class A(a)	4,620,000

	ENGINEERING & CONSTRUCTION - 1.2%
25,000	Arcosa, Inc.	2,066,000

	ENTERTAINMENT CONTENT - 1.4%
15,000	Take-Two Interactive Software, Inc.(a)	2,414,250

	HOME CONSTRUCTION - 0.2%
450,000	Dixie Group, Inc. (The)(a)	335,025

	INTERNET MEDIA & SERVICES - 9.7%
30,000	Airbnb, Inc., Class A(a)	4,084,200
205,000	Uber Technologies, Inc.(a)	12,621,850
		16,706,050
	LEISURE FACILITIES & SERVICES - 10.2%
250,000	Cinemark Holdings, Inc.(a)	3,522,500
200,000	DraftKings, Inc., Class A(a)	7,050,000
235,000	Norwegian Cruise Line Holdings Ltd.(a)	4,709,400
25,000	Wynn Resorts Ltd.	2,277,750
		17,559,650

HODGES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 87.0% (Continued)
	LEISURE PRODUCTS - 2.3%
275,000	Topgolf Callaway Brands Corporation(a)	$ 3,943,500

	MACHINERY - 3.0%
100,000	Symbotic, Inc.(a)	5,133,000

	METALS & MINING - 12.2%
300,000	Cleveland-Cliffs, Inc.(a)	6,126,000
45,000	Encore Wire Corporation	9,612,000
125,000	Freeport-McMoRan, Inc.	5,321,250
		21,059,250
	OIL & GAS PRODUCERS - 9.9%
30,000	Chesapeake Energy Corporation	2,308,200
200,000	Matador Resources Company	11,372,000
250,000	Permian Resources Corporation	3,400,000
		17,080,200
	REAL ESTATE INVESTMENT TRUSTS - 3.6%
4,000	Texas Pacific Land Corporation	6,289,800

	SEMICONDUCTORS - 12.0%
65,000	Coherent Corporation(a)	2,829,450
60,000	Micron Technology, Inc.	5,120,400
10,000	NVIDIA Corporation	4,952,200
95,000	ON Semiconductor Corporation(a)	7,935,350
		20,837,400
	SOFTWARE - 5.5%
70,000	Twilio, Inc., Class A(a)	5,310,900
1,000,000	Upland Software, Inc.(a)	4,230,000
		9,540,900
	TECHNOLOGY HARDWARE - 1.5%
150,000	NCR Voyix Corporation(a)	2,536,500

	TECHNOLOGY SERVICES - 3.2%
75,000	Shift4 Payments, Inc.(a)	5,575,500

HODGES FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares						Fair Value

	TOTAL COMMON STOCKS (Cost $101,251,930)					$ 150,282,875

	EXCHANGE-TRADED FUNDS — 3.9%
	EQUITY - 3.9%
500,000	ProShares UltraPro Short QQQ (Cost $6,811,490)					6,725,000

Contracts(b)
	CALL OPTIONS PURCHASED - 8.1%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value

500	Alphabet, Inc.	USB	01/19/2024	$ 115	$ 7,046,500	$ 1,303,500
300	Boeing Company (The)	USB	03/15/2024	150	7,819,800	3,374,250
35	Booking Holdings, Inc.	USB	04/19/2024	2,750	12,415,270	3,017,000
400	CyberArk Software Ltd.	USB	04/19/2024	140	8,762,000	3,294,000
500	JPMorgan Chase & Company	USB	05/17/2024	135	8,505,000	1,851,250
1,000	Wynn Resorts Ltd.	USB	01/19/2024	80	9,111,000	1,209,000
	TOTAL CALL OPTIONS PURCHASED (Cost - $8,623,631)					14,049,000

	TOTAL INVESTMENTS - 99.0% (Cost $116,687,051)					$ 171,056,875
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.0%					1,663,335
	NET ASSETS - 100.0%					$ 172,720,210

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
Ltd.	- Limited Company
USB	- US Bank

(a)	Non-income producing security.
(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

HODGES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6%
	APPAREL & TEXTILE PRODUCTS - 2.7%
175,000	On Holding A.G.(a)	$ 4,719,750

	BANKING - 8.4%
150,000	Banc of California, Inc.	2,014,500
145,000	Hilltop Holdings, Inc.	5,105,450
90,000	Independent Bank Group, Inc.	4,579,200
45,000	Prosperity Bancshares, Inc.	3,047,850
		14,747,000
	BIOTECHNOLOGY & PHARMA - 1.4%
65,000	Halozyme Therapeutics, Inc.(a)	2,402,400

	COMMERCIAL SUPPORT SERVICES - 1.1%
59,500	Distribution Solutions Group, Inc.(a)	1,877,820

	CONSTRUCTION MATERIALS - 4.6%
40,000	Eagle Materials, Inc.	8,113,600

	CONTAINERS & PACKAGING - 2.1%
150,000	Graphic Packaging Holding Company	3,697,500

	ELECTRICAL EQUIPMENT - 3.1%
200,000	Kimball Electronics, Inc.(a)	5,390,000

	FOOD - 2.0%
650,000	SunOpta, Inc.(a)	3,555,500

	HOME CONSTRUCTION - 3.0%
100,000	Taylor Morrison Home Corporation(a)	5,335,000

	HOUSEHOLD PRODUCTS - 3.1%
37,500	elf Beauty, Inc.(a)	5,412,750

	LEISURE FACILITIES & SERVICES - 5.6%
235,000	Cinemark Holdings, Inc.(a)	3,311,150

HODGES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	LEISURE FACILITIES & SERVICES - 5.6% (Continued)
200,000	Norwegian Cruise Line Holdings Ltd.(a)	$ 4,008,000
20,000	Texas Roadhouse, Inc.	2,444,600
		9,763,750
	LEISURE PRODUCTS - 5.9%
25,000	Brunswick Corporation	2,418,750
300,000	Topgolf Callaway Brands Corporation(a)	4,302,000
120,000	Vista Outdoor, Inc.(a)	3,548,400
		10,269,150
	MACHINERY - 1.6%
13,000	Alamo Group, Inc.	2,732,470

	METALS & MINING - 7.7%
325,000	Cleveland-Cliffs, Inc.(a)	6,636,500
32,000	Encore Wire Corporation	6,835,200
		13,471,700
	OIL & GAS PRODUCERS - 12.0%
175,000	Matador Resources Company	9,950,500
300,000	Permian Resources Corporation	4,080,000
180,000	SM Energy Company	6,969,600
		21,000,100
	PUBLISHING & BROADCASTING - 1.3%
150,000	TEGNA, Inc.	2,295,000

	REAL ESTATE INVESTMENT TRUSTS - 3.1%
3,400	Texas Pacific Land Corporation	5,346,330

	RETAIL - CONSUMER STAPLES - 1.1%
40,000	Sprouts Farmers Market, Inc.(a)	1,924,400

	RETAIL - DISCRETIONARY - 9.7%
45,000	Academy Sports & Outdoors, Inc.	2,970,000
100,000	Ethan Allen Interiors, Inc.	3,192,000
12,000	Group 1 Automotive, Inc.	3,656,880
7,500	RH(a)	2,186,100

HODGES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 99.6% (Continued)
	RETAIL - DISCRETIONARY - 9.7% (Continued)
165,000	Shoe Carnival, Inc.	$ 4,984,650
		16,989,630
	SEMICONDUCTORS - 3.1%
45,000	Coherent Corporation(a)	1,958,850
43,000	Diodes, Inc.(a)	3,462,360
		5,421,210
	SOFTWARE - 5.0%
75,000	Alkami Technology, Inc.(a)	1,818,750
85,000	Evolent Health, Inc., Class A(a)	2,807,550
200,000	Upland Software, Inc.(a)	846,000
45,000	Varonis Systems, Inc.(a)	2,037,600
150,000	Zeta Global Holdings Corporation(a)	1,323,000
		8,832,900
	SPECIALTY FINANCE - 1.0%
16,000	FirstCash Holdings, Inc.	1,734,240

	STEEL - 3.7%
50,000	Carpenter Technology Corporation	3,540,000
57,164	Commercial Metals Company	2,860,487
		6,400,487
	TECHNOLOGY HARDWARE - 2.4%
115,000	Knowles Corporation(a)	2,059,650
125,000	NCR Voyix Corporation(a)	2,113,750
		4,173,400
	TECHNOLOGY SERVICES - 1.5%
35,000	Shift4 Payments, Inc.(a)	2,601,900

	TRANSPORTATION & LOGISTICS - 3.4%
100,000	Alaska Air Group, Inc.(a)	3,907,000
25,000	Kirby Corporation(a)	1,962,000
		5,869,000

HODGES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Fair Value

TOTAL COMMON STOCKS (Cost $111,590,726)	$ 174,076,987

TOTAL INVESTMENTS - 99.6% (Cost $111,590,726)	$ 174,076,987
OTHER ASSETS IN EXCESS OF LIABILITIES- 0.4%	771,753
NET ASSETS - 100.0%	$ 174,848,740

Ltd.	- Limited Company

(a)	Non-income producing security.

HODGES SMALL INTRINSIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 94.1%
	BANKING - 16.8%
12,600	BancFirst Corporation	$ 1,226,358
44,800	Hilltop Holdings, Inc.	1,577,408
58,900	Home BancShares, Inc.	1,491,937
22,100	Independent Bank Group, Inc.	1,124,448
24,950	Texas Capital Bancshares, Inc.(a)	1,612,519
24,000	Triumph Financial, Inc.(a)	1,924,320
		8,956,990
	CONSTRUCTION MATERIALS - 4.3%
11,400	Eagle Materials, Inc.	2,312,376

	E-COMMERCE DISCRETIONARY - 1.6%
136,000	Solo Brands, Inc., Class A(a)	837,760

	ELECTRICAL EQUIPMENT - 2.8%
55,000	Kimball Electronics, Inc.(a)	1,482,250

	ENGINEERING & CONSTRUCTION - 1.0%
104,000	Southland Holdings, Inc.(a)	536,640

	FOOD - 4.4%
14,600	Cal-Maine Foods, Inc.	837,894
273,000	SunOpta, Inc.(a)	1,493,310
		2,331,204
	HOME CONSTRUCTION - 4.6%
14,500	Griffon Corporation	883,775
29,500	Taylor Morrison Home Corporation(a)	1,573,825
		2,457,600
	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.7%
15,925	AZZ, Inc.	925,083

	INDUSTRIAL SUPPORT SERVICES - 0.8%
34,300	Alta Equipment Group, Inc.	424,291

HODGES SMALL INTRINSIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 94.1% (Continued)
	INSURANCE - 1.0%
28,350	Tiptree, Inc.	$ 537,516

	LEISURE FACILITIES & SERVICES - 1.3%
49,000	Cinemark Holdings, Inc.(a)	690,410

	LEISURE PRODUCTS - 5.3%
14,000	Brunswick Corporation	1,354,500
50,000	Vista Outdoor, Inc.(a)	1,478,500
		2,833,000
	MACHINERY - 3.4%
34,600	Ichor Holdings Ltd.(a)	1,163,599
6,800	Tennant Company	630,292
		1,793,891
	MEDICAL EQUIPMENT & DEVICES - 1.2%
38,900	Bausch + Lomb Corporation(a)	663,634

	METALS & MINING - 4.7%
68,000	Cleveland-Cliffs, Inc.(a)	1,388,560
5,300	Encore Wire Corporation	1,132,080
		2,520,640
	OIL & GAS PRODUCERS - 4.7%
9,200	Chord Energy Corporation	1,529,316
7,400	Gulfport Energy Corporation(a)	985,680
		2,514,996
	OIL & GAS SERVICES & EQUIPMENT - 4.3%
62,000	Atlas Energy Solutions, Inc.	1,067,640
144,000	ProPetro Holding Corporation(a)	1,206,720
		2,274,360
	REAL ESTATE OWNERS & DEVELOPERS - 2.4%
44,000	Stratus Properties, Inc.(a)	1,269,840

	RETAIL - CONSUMER STAPLES - 1.0%
11,100	Sprouts Farmers Market, Inc.(a)	534,021

HODGES SMALL INTRINSIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Fair Value
	COMMON STOCKS — 94.1% (Continued)
	RETAIL - DISCRETIONARY - 10.7%
12,700	Academy Sports & Outdoors, Inc.	$ 838,200
6,750	Builders FirstSource, Inc.(a)	1,126,845
50,500	Ethan Allen Interiors, Inc.	1,611,959
52,500	Shoe Carnival, Inc.	1,586,025
35,050	Sleep Number Corporation(a)	519,792
		5,682,821
	SEMICONDUCTORS - 4.4%
13,000	Diodes, Inc.(a)	1,046,759
17,970	Photronics, Inc.(a)	563,719
24,600	Tower Semiconductor Ltd.(a)	750,792
		2,361,270
	STEEL - 1.9%
20,565	Commercial Metals Company	1,029,073

	TECHNOLOGY HARDWARE - 4.3%
42,900	Aviat Networks, Inc.(a)	1,401,114
13,450	NCR Atleos Corporation(a)	326,701
32,900	NCR Voyix Corporation(a)	556,339
		2,284,154
	TECHNOLOGY SERVICES - 0.7%
150,000	Research Solutions, Inc.(a)	390,000

	TRANSPORTATION & LOGISTICS - 1.6%
57,800	Navigator Holdings Ltd.	840,990

	TRANSPORTATION EQUIPMENT - 1.7%
33,515	Blue Bird Corporation(a)	903,565

	WHOLESALE - CONSUMER STAPLES - 1.5%
26,200	Calavo Growers, Inc.	770,542

	TOTAL COMMON STOCKS (Cost $40,888,388)	50,158,917

HODGES SMALL INTRINSIC VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2023

Shares		Expiration Date	Exercise Price	Fair Value
WARRANT — 0.0%(b)
ENGINEERING & CONSTRUCTION - 0.0% (b)
25,000	Southland Holdings, Inc. (Cost $15,185)	09/02/2026	$ 11.50	$ 10,497

	TOTAL INVESTMENTS - 94.1% (Cost $40,903,573)			$ 50,169,414
	OTHER ASSETS IN EXCESS OF LIABILITIES- 5.9%			3,169,987
	NET ASSETS - 100.0%			$ 53,339,401

Ltd.	- Limited Company

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.